SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
Schedule of authorized and issued shares
A summary of the changes to CI’s share capital for the years ended December 31 is as follows:
[A] AUTHORIZED AND ISSUED

	Number of shares	Stated value
	[in thousands]	$
Authorized
An unlimited number of common shares of CI

Issued
Common shares, balance, December 31, 2019	221,792	1,944,311
Issuance for acquisition of subsidiaries, net of issuance costs	2,034	35,434
Issuance of share capital for equity-based plans, net of tax	522	8,488
Share repurchases, net of tax	(13,990)	(120,236)
Common shares, balance, December 31, 2020	210,358	1,867,997
Issuance for acquisition of subsidiary, net of issuance costs	3,712	78,916
Issuance of share capital for equity-based plans, net of tax	799	10,825
Share repurchases, net of tax	(17,447)	(147,585)
Common shares, balance, December 31, 2021	197,422	1,810,153

Schedule of changes in share option plan
A summary of the changes in the Share Option Plan is as follows:

	Number of options	Weighted average exercise price
	[in thousands]	$
Options outstanding, December 31, 2019	5,584	29.63
Options exercisable, December 31, 2019	4,758	31.26
Options cancelled	(2,978)	34.28
Options outstanding, December 31, 2020	2,606	26.38
Options exercisable, December 31, 2020	2,020	28.44
Options exercised (*)	(3)	27.44
Options cancelled	(1,792)	28.41
Options outstanding, December 31, 2021	811	21.88
Options exercisable, December 31, 2021	274	27.53
(*) Weighted-average share price of options exercised was $30.13 during the year ended December 31, 2021 [2020 - nil]

Schedule of options outstanding and exercisable
Options outstanding and exercisable as at December 31, 2021 are as follows:

Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable
$	[in thousands]	[years]	[in thousands]
18.99	537	7.2	—
27.44	254	0.2	254
28.67	20	1.2	20
18.99 to 28.67	811	4.9	274

Summary of changes in RSU Plan
A summary of the changes in the RSU Plan is as follows:

Number of RSUs [in thousands]	2021	2020
RSUs outstanding, beginning of year	504	657
Granted, excluding dividends	1,783	350
Granted, dividends	58	36
Exercised	(849)	(521)
Forfeited	(59)	(18)
RSUs outstanding, end of year	1,437	504

Schedule of basic and diluted earnings per share
The following table presents the calculation of basic and diluted earnings per common share for the years ended December 31:

[in thousands]	2021	2020
Numerator:
Net income attributable to shareholders of the Company - basic and diluted	$409,328	$475,978

Denominator:
Weighted average number of common shares - basic	201,628	214,092
Weighted average effect of dilutive stock options and RSU awards (*)	838	1,527
Weighted average number of common shares - diluted	202,466	215,619

Net earnings per common share attributable to shareholders
Basic	$2.03	$2.22
Diluted	$2.02	$2.21
(*) The determination of the weighted average number of common shares - diluted excludes 274 thousand shares related to stock options that were anti-dilutive for the year ended December 31, 2021 [2020 - 2,606 thousand shares].

Disclosure of maximum share dilution
The following table presents the maximum number of shares that would be outstanding if all the outstanding options were exercised and if all RSU awards vested as at January 31, 2022:

[in thousands]
Shares outstanding at January 31, 2022	197,422
RSU awards	1,434
Options to purchase shares	807
199,663